Basis of Accounting - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 19, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Aug. 30, 2025	Jun. 30, 2022
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Loss after income tax			$ 162,791	$ 220,242	$ 142,521
Net cash outflows from operating activities			158,644	161,015	120,608
Cash and cash equivalents			48,443	172,471	89,189		$ 44,631
Net current assets (liabilities)			(201,100)	124,100
Net assets (liabilities)			$ (201,069)	(75,810)
Percentage of workforce reduction			80.00%
Percentage of Board of Directors reduction			50.00%
Equity			$ (201,069)	(75,810)	(5,853)		47,977
Issued capital			497,488	466,085	320,884
Ordinary shares [member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Equity			497,488	$ 466,085	$ 320,884		$ 235,277
Phase Two | Bottom of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Estimated Operating Expenses			5,000
Phase Two | Top of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Estimated Operating Expenses			$ 8,000
Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Cash and cash equivalents						$ 19,300
Events after Reporting Period | First Phase
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Estimated Operating Expenses		$ 10,000
Development Funding Agreement | Change of Control
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of repayment due to termination			0.00%
Repayment due to termination			$ 0
Development Funding Agreement | Disagreement with DFA Investors
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of repayment due to termination			135.00%
Repayment due to termination			$ 229,500
Development Funding Agreement | Inability to Fund Development Costs
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of repayment due to termination			150.00%
Repayment due to termination			$ 255,000
Development Funding Agreement | Safety
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of repayment due to termination			275.00%
Repayment due to termination			$ 467,500
Development Funding Agreement | Bankruptcy and Other Material Breaches
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Percentage of repayment due to termination			400.00%
Repayment due to termination			$ 680,000
Development Funding Agreement | Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Number of ordinary shares issued	136,661,003
Cash payment to DFA	$ 20,000
Percentage of share capital issued	9.99%
Development Funding Agreement | Events after Reporting Period | Ordinary shares [member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Number of ordinary shares issued	136,661,003